Commitments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
The President, Chief Executive Officer and a Director
Commitments
Termination benefits expenses	$ 300,000		$ 300,000
IFRS Chief Financial Officer
Commitments
Termination benefits expenses		$ 192,000		$ 192,000